Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 28.2%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.4980%, 9/15/34 (144A)‡	$4,050,930	$3,974,538
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	4,724,248	4,700,161
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	2,036,759	2,067,427
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	422,374	421,117
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7081%, 10/17/34 (144A)‡	1,763,000	1,761,791
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	378,376	365,622
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	350,918	336,939
Angel Oak Mortgage Trust I LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,201,110	1,087,367
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	938,210	854,869
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68 (144A)Ç	1,252,706	1,215,776
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,493,740	1,307,594
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6795%, 7/18/34 (144A)‡	1,486,000	1,486,688
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	891,116	877,044
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	238,070	237,036
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5294%, 7/20/29 (144A)‡	1,045,428	1,045,416
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6494%, 4/20/31 (144A)‡	6,351,000	6,353,941
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D,
1.2591%, 7/27/50 (144A)‡	821,000	648,564
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E,
1.2731%, 7/27/50 (144A)‡	1,774,000	1,268,149
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	8,999,690
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2233%, 4/15/37 (144A)‡	7,374,000	7,404,492
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	6,286,000	6,520,064
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8190%, 8/15/36 (144A)‡	1,454,720	1,398,921
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	1,922,729
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,799,022
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3695%, 10/15/37 (144A)‡	1,012,642	1,010,343
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	5,348,000	5,327,938
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	4,808,914	4,784,718
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0918%, 5/15/38 (144A)‡	1,113,335	1,104,610
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3898%, 9/15/36 (144A)‡	6,188,000	6,118,514
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0898%, 9/15/36 (144A)‡	6,499,000	6,407,393
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	5,106,375	5,047,438
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6063%, 6/15/40 (144A)‡	1,109,000	1,113,449
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4543%, 6/15/40 (144A)‡	2,466,000	2,473,315
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.2653%, 11/15/28 (144A)‡	5,526,864	5,526,812
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0143%, 11/15/28 (144A)‡	4,740,391	4,734,475
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.7594%, 1/20/35 (144A)‡	7,300,000	7,300,913
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.3294%, 1/20/35 (144A)‡	2,775,193	2,772,274
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	5,305,000	5,311,886
CENT Trust 2023-CITY A,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	$6,425,000	$6,505,492
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,105,112	6,422,010
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,608,695	2,296,901
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,581,951	6,565,163
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,903,775	15,676,576
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	703,470	689,386
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5204%, 2/25/50 (144A)‡	2,934,887	2,915,995
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6256%, 7/15/33 (144A)‡	5,567,595	5,570,479
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.1774%, 1/23/35 (144A)‡	2,232,376	2,232,293
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	2,112,573	2,079,755
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	1,174,211	1,133,995
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3325%, 11/15/37 (144A)‡	10,993,766	10,971,822
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7325%, 11/15/37 (144A)‡	4,888,412	4,876,293
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0825%, 11/15/37 (144A)‡	4,906,106	4,893,674
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	277,320	263,315
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	8,533,255	8,581,971
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 12/25/41 (144A)‡	1,713,309	1,708,831
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9704%, 12/25/41 (144A)‡	3,943,000	3,945,795
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4704%, 12/25/41 (144A)‡	6,109,000	6,276,231
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	2,940,012	2,981,775
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	430,851	433,210
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	3,382,741	3,436,027
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	3,687,694	3,710,546
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2707%, 9/25/43 (144A)‡	1,656,638	1,667,507
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/43 (144A)‡	3,284,651	3,298,580
Connecticut Avenue Securities Trust 2024-R01 1M1,
US 30 Day Average SOFR + 1.0500%, 6.3704%, 1/25/44 (144A)‡	2,963,584	2,963,919
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,199,278	1,196,416
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	3,031,926	3,066,859
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	1,236,414	1,246,164
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3530%, 5/15/36 (144A)‡	9,165,198	9,162,626
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8030%, 5/15/36 (144A)‡	5,155,175	5,150,452
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	4,651,023	4,579,177
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	6,288,000	6,164,882
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49 (144A)	2,520,871	2,370,382
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	5,277,000	5,390,349
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	5,000,717	5,091,622
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,320,189
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7294%, 4/20/34 (144A)‡	2,239,000	2,240,928
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	2,954,763	2,883,296
Fannie Mae REMICS, 3.0000%, 5/25/48	4,379,528	3,866,678
Fannie Mae REMICS, 3.0000%, 11/25/49	5,605,126	4,977,373
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54 (144A)‡	3,232,000	3,239,936
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	13,209,340	10,979,777
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	1,439,749	1,390,911
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	5,398,900	5,507,836
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1204%, 10/25/41 (144A)‡	2,048,722	2,045,506
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	3,799,344	3,882,229
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
US 30 Day Average SOFR + 2.3500%, 7.6704%, 12/25/41 (144A)‡	$7,413,000	$7,434,543
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	6,445,798	6,510,078
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	1,842,659	1,875,936
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	443,717	446,858
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	2,922,269	2,949,426
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	2,852,700	2,655,978
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	22,340,153	8,352
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	7,178,309	3,836
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	14,098,874	11,824,433
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	6,702,538	6,688,282
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	6,933,363	6,988,301
Gracie Point International Funding 2024-1A A,
US 90 Day Average SOFR + 1.7000%, 7.0576%, 3/1/28 (144A)‡	1,985,000	1,990,119
Great Wolf Trust,
CME Term SOFR 1 Month + 1.3485%, 6.6735%, 12/15/36 (144A)‡	603,070	601,955
Great Wolf Trust,
CME Term SOFR 1 Month + 1.6485%, 6.9735%, 12/15/36 (144A)‡	1,762,518	1,755,595
Great Wolf Trust,
CME Term SOFR 1 Month + 1.9475%, 7.2725%, 12/15/36 (144A)‡	1,963,641	1,955,195
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.2774%, 1/23/35 (144A)‡	2,113,425	2,111,242
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	1,475,000	1,377,128
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	1,656,174	1,605,441
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	3,206,082	3,175,985
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,185,000	6,031,922
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,370,000	4,186,183
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	402,394	399,071
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	2,315,750	2,304,437
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,493,212	2,444,785
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,001,393	2,013,464
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1395%, 3/15/38 (144A)‡	11,607,894	11,479,946
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5395%, 3/15/38 (144A)‡	6,486,620	6,387,076
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6206%, 5/15/39 (144A)‡	6,610,000	6,554,156
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,691,043	2,694,061
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	1,594,000	1,597,523
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5694%, 4/20/32 (144A)‡	7,174,000	7,173,964
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,710,000	1,720,427
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5895%, 11/15/38 (144A)‡	8,277,275	8,233,260
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	4,124,768	3,816,930
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	5,162,314	4,777,562
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,938,766	3,235,001
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	4,844,664	4,134,835
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	4,532,000	4,570,904
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2404%, 4/15/38 (144A)‡	8,794,244	8,752,000
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7904%, 4/15/38 (144A)‡	4,964,334	4,928,242
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0673%, 3/15/39 (144A)‡	3,015,000	3,003,865
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,793,775	1,718,715
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	9,402,000	9,402,370
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	873,991	839,422
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	2,034,991	1,907,814
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,623,181	4,278,105

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	$492,061	$488,747
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	5,655,354	5,226,230
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	5,424,568	5,015,153
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,664,936	4,747,463
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	11,133,953	9,304,159
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	4,411,657	3,484,292
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	11,168,137	9,362,311
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,735,660	3,908,302
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4144%, 10/15/28 (144A)‡	3,952,008	3,991,655
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5613%, 10/15/28 (144A)‡	1,483,144	1,490,542
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	610,264	603,536
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	7,075,067	7,130,414
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	4,740,062	3,839,130
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25 (144A)Ç	2,707,359	2,707,530
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	4,857,800	4,686,409
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	9,208,688	8,870,579
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51 (144A)‡	5,779,659	5,185,758
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,745,971	6,615,702
PRP Advisors LLC 2024-RCF2 A1, 0%, 3/25/54 (144A)Ç	1,660,000	1,579,955
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	3,917,677	3,934,311
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2794%, 1/20/35 (144A)‡	2,192,711	2,192,812
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	8,543,970	8,760,943
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	4,464,527	4,555,898
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	1,906,516	1,919,899
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1,
6.3060%, 3/25/54 (144A)‡	2,948,725	2,948,658
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1,
7.7620%, 4/25/30 (144A)Ç	4,628,000	4,631,223
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	393,401	386,581
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	2,490,820	2,477,024
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	507,528	438,155
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	409,655	353,226
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	9,142,000	9,644,228
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3260%, 1/15/39 (144A)‡	3,548,000	3,522,873
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6594%, 1/20/32 (144A)‡	6,462,000	6,465,399
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	706	706
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	3,151	3,151
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1706%, 11/15/38 (144A)‡	780,800	776,850
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49 (144A)	3,155,000	3,161,832
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,688,927
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	4,402,712	4,747,154
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	935,045	941,814
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	2,674,571	2,714,060
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33 (144A)‡	6,674,443	6,970,265
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	1,744,749	1,721,729
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	4,895,962	4,519,430
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,995,850	2,423,561
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	41,078	40,970
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,419,852	1,407,250
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	1,102,184	1,099,843
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,925,515
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,593,735
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3405%, 7/15/39 (144A)‡	3,768,000	3,456,702
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50 (144A)Ç	450,409	446,638
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0912%, 1/18/37 (144A)‡	2,331,897	2,302,990
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	4,389,000	4,412,483

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5905%, 2/15/40 (144A)‡	$1,200,838	$1,191,380
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,193,884	1,142,978
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	3,924,306	3,595,376
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	3,711,909	3,730,846
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	5,522,296	5,562,539
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)‡	9,593,738	9,756,996
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44 (144A)‡	3,900,062	3,894,647
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44 (144A)‡	12,400,000	12,394,289
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $757,409,888)		736,578,640
Corporate Bonds– 38.0%
Banking – 8.3%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,498,000	2,584,070
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	13,116,000	13,603,523
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	8,517,000	8,526,692
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,155,000	4,136,033
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,204,658
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,173,000	4,226,191
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	4,101,977
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30 (144A)‡	4,407,000	4,407,314
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,125,291
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,489,000	1,501,712
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,014,000	6,642,434
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	5,200,000	5,400,273
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	10,090,000	9,988,960
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	4,099,000	4,092,843
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	916,000	912,372
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,600,777
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	1,687,000	1,688,727
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	3,740,000	3,727,104
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,614,902
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,760,000	7,027,778
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	2,967,000	2,954,847
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	4,058,000	4,335,537
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	3,293,000	3,282,243
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,681,000	4,664,686
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,752,155
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,485,290
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	691,000	657,745
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,514,738
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,429,802
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	5,370,000	5,386,645
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	5,226,000	5,289,655
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,606,076
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,568,000	2,664,597
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,023,000	4,077,299
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	2,666,000	2,662,890
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,196,000	2,205,481
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30 (144A)‡	5,065,000	5,072,507
UBS Group AG, 5.6990%, 2/8/35 (144A)	4,275,000	4,296,634
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	6,446,000	6,558,493
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,750,288
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	4,101,000	4,140,901
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	8,122,000	8,104,879
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	2,606,000	2,612,135
		215,619,154
Basic Industry – 0.5%
Celanese US Holdings LLC, 6.3500%, 11/15/28	2,939,000	3,044,682
Celanese US Holdings LLC, 6.3300%, 7/15/29	2,911,000	3,018,562
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,368,000	7,749,802
		13,813,046
Brokerage – 1.4%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	8,566,000	8,936,009
LPL Holdings Inc, 6.7500%, 11/17/28	9,291,000	9,730,552
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,490,993
Nasdaq Inc, 5.5500%, 2/15/34	9,845,000	10,011,067
Nasdaq Inc, 5.9500%, 8/15/53	4,648,000	4,898,098
Nasdaq Inc, 6.1000%, 6/28/63	1,974,000	2,104,860
		37,171,579

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods – 2.2%
BAE Systems PLC, 5.1250%, 3/26/29 (144A)	$2,597,000	$2,605,986
BAE Systems PLC, 5.2500%, 3/26/31 (144A)	974,000	977,992
BAE Systems PLC, 5.3000%, 3/26/34 (144A)	3,830,000	3,849,199
Berry Global Inc, 5.6500%, 1/15/34 (144A)	7,910,000	7,866,795
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,184,000	5,216,577
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	4,838,000	4,904,586
RTX Corp, 5.7500%, 1/15/29	2,726,000	2,820,646
RTX Corp, 6.0000%, 3/15/31	5,434,000	5,712,259
TransDigm Inc, 6.3750%, 3/1/29 (144A)	1,721,000	1,726,357
TransDigm Inc, 6.6250%, 3/1/32 (144A)	7,755,000	7,834,807
WESCO Distribution Inc, 6.3750%, 3/15/29 (144A)	3,245,000	3,278,362
WESCO Distribution Inc, 6.6250%, 3/15/32 (144A)	4,108,000	4,174,500
Westinghouse Air Brake Technologies Corp, 5.6110%, 3/11/34	5,482,000	5,552,911
		56,520,977
Communications – 1.3%
American Tower Corp, 5.2000%, 2/15/29	2,908,000	2,906,586
American Tower Corp, 5.4500%, 2/15/34	4,652,000	4,659,582
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	19,071,000	19,548,625
T-Mobile USA Inc, 4.8500%, 1/15/29	4,260,000	4,228,445
T-Mobile USA Inc, 5.1500%, 4/15/34	3,645,000	3,632,795
		34,976,033
Consumer Cyclical – 2.6%
CBRE Services Inc, 5.9500%, 8/15/34	15,628,000	16,038,708
CBRE Services Inc, 5.5000%, 4/1/29	3,468,000	3,488,939
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	5,589,000	5,611,238
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	4,363,000	4,387,112
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,653,610
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,618,588
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,132,000	3,369,754
General Motors Financial Co Inc, 5.7500%, 2/8/31	3,729,000	3,769,426
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	592,920
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,462,441
LKQ Corp, 5.7500%, 6/15/28	6,722,000	6,840,870
LKQ Corp, 6.2500%, 6/15/33	6,323,000	6,583,762
Royal Caribbean Cruises Ltd, 6.2500%, 3/15/32 (144A)	10,268,000	10,349,733
		68,767,101
Consumer Non-Cyclical – 6.2%
AbbVie Inc, 4.8000%, 3/15/29	4,590,000	4,596,734
AbbVie Inc, 4.9500%, 3/15/31	3,970,000	3,998,331
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,458,000	4,505,313
HCA Inc, 5.2000%, 6/1/28	3,494,000	3,503,886
HCA Inc, 5.4500%, 4/1/31	2,925,000	2,940,258
HCA Inc, 3.6250%, 3/15/32	8,110,000	7,179,271
HCA Inc, 5.6000%, 4/1/34	4,691,000	4,723,472
Illumina Inc, 5.7500%, 12/13/27	8,548,000	8,646,708
IQVIA Inc, 6.2500%, 2/1/29	6,329,000	6,571,559
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	9,007,000	8,876,539
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	3,897,000	3,334,410
Mattel Inc, 3.7500%, 4/1/29 (144A)	11,690,000	10,761,593
Nestle Capital Corp, 4.7500%, 3/12/31 (144A)	8,819,000	8,791,639
Nestle Capital Corp, 4.8750%, 3/12/34 (144A)	9,341,000	9,339,749
Polaris Inc, 6.9500%, 3/15/29	5,766,000	6,133,248
Smith & Nephew PLC, 5.4000%, 3/20/34	4,083,000	4,062,836
Solventum Corp, 5.4000%, 3/1/29 (144A)	5,668,000	5,679,425
Solventum Corp, 5.4500%, 3/13/31 (144A)	8,688,000	8,665,543
Solventum Corp, 5.6000%, 3/23/34 (144A)	11,452,000	11,489,452
Solventum Corp, 6.0000%, 5/15/64 (144A)	4,009,000	3,973,954
Sysco Corp, 5.7500%, 1/17/29	4,104,000	4,222,753
Sysco Corp, 6.0000%, 1/17/34	9,374,000	9,973,910
Tyson Foods Inc, 5.7000%, 3/15/34	7,175,000	7,269,636
Universal Health Services Inc, 2.6500%, 10/15/30	4,553,000	3,860,701
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	8,545,197
		161,646,117
Electric – 3.3%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,838,738
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	7,470,304
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,693,337
Exelon Corp, 5.4500%, 3/15/34	4,987,000	5,020,545
Georgia Power Co, 4.6500%, 5/16/28	3,459,000	3,424,452
Georgia Power Co, 4.9500%, 5/17/33	5,466,000	5,389,335

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Georgia Power Co, 5.2500%, 3/15/34	$4,073,000	$4,114,126
Liberty Utilities Co, 5.5770%, 1/31/29 (144A)	13,136,000	13,206,871
Liberty Utilities Co, 5.8690%, 1/31/34 (144A)	4,882,000	4,931,788
National Grid PLC, 5.6020%, 6/12/28	2,487,000	2,533,373
National Grid PLC, 5.8090%, 6/12/33	5,218,000	5,330,642
Southern California Edison Co, 5.8500%, 11/1/27	6,094,000	6,255,924
Southern Co, 5.7000%, 3/15/34	4,241,000	4,373,931
Xcel Energy Inc, 5.4500%, 8/15/33	13,440,000	13,358,097
		86,941,463
Energy – 2.5%
Cheniere Energy Inc, 5.6500%, 4/15/34 (144A)	6,008,000	6,050,902
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	1,590,000	1,631,294
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	3,823,000	3,960,800
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	771,000	827,354
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,456,000	6,854,539
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	4,330,000	3,921,351
DT Midstream Inc, 4.3000%, 4/15/32 (144A)	2,510,000	2,276,002
Enbridge Inc, 6.2000%, 11/15/30	1,339,000	1,418,577
Enbridge Inc, 5.7000%, 3/8/33	7,230,000	7,404,632
EQM Midstream Partners LP, 6.3750%, 4/1/29 (144A)	8,964,000	9,029,837
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,154,930
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,041,000	2,942,671
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,500,142
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,278,355
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,770,000	3,904,250
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	6,183,000	6,427,700
		64,583,336
Finance Companies – 0.7%
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	4,159,000	4,336,176
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	4,624,000	4,643,340
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,462,000	4,571,056
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29 (144A)	242,000	245,828
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31 (144A)	312,000	317,563
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	704,859
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	2,886,000	2,994,150
		17,812,972
Government Sponsored – 0.3%
Electricite de France SA, 5.7000%, 5/23/28 (144A)#	2,832,000	2,873,088
Electricite de France SA, 6.2500%, 5/23/33 (144A)	4,591,000	4,808,759
		7,681,847
Insurance – 3.1%
Aon North America Inc, 5.3000%, 3/1/31	6,324,000	6,371,254
Aon North America Inc, 5.4500%, 3/1/34	12,946,000	13,095,433
Aon North America Inc, 5.7500%, 3/1/54	6,100,000	6,253,748
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,131,477
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,602,000	5,639,045
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	6,363,533
Centene Corp, 4.2500%, 12/15/27	16,614,000	15,841,106
Centene Corp, 2.4500%, 7/15/28	7,054,000	6,254,877
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,776,558
Humana Inc, 5.3750%, 4/15/31	5,756,000	5,759,102
Humana Inc, 5.8750%, 3/1/33	1,492,000	1,539,656
Humana Inc, 5.9500%, 3/15/34	2,488,000	2,583,425
Humana Inc, 5.7500%, 4/15/54	3,814,000	3,838,850
		81,448,064
Professional Services – 0.4%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	8,732,000	9,033,315
Real Estate Investment Trusts (REITs) – 1.3%
Agree LP, 2.9000%, 10/1/30	7,291,000	6,268,177
American Homes 4 Rent LP, 5.5000%, 2/1/34	10,558,000	10,526,228
American Tower Trust I, 5.4900%, 3/15/28 (144A)	10,515,000	10,572,685
Sun Communities Operating LP, 2.7000%, 7/15/31	8,985,000	7,399,121
		34,766,211
Technology – 3.9%
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,926,944
Constellation Software Inc/Canada, 5.1580%, 2/16/29 (144A)	1,766,000	1,764,123
Constellation Software Inc/Canada, 5.4610%, 2/16/34 (144A)	5,134,000	5,167,512
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,441,000	4,638,260
Fiserv Inc, 5.4500%, 3/2/28	5,618,000	5,683,669
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	15,431,000	15,454,263
Leidos Inc, 2.3000%, 2/15/31	1,276,000	1,054,698
Leidos Inc, 5.7500%, 3/15/33	4,301,000	4,409,202
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,340,650

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Marvell Technology Inc, 4.8750%, 6/22/28	$6,709,000	$6,620,330
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,716,293
MSCI Inc, 4.0000%, 11/15/29 (144A)	12,297,000	11,371,234
Total System Services Inc, 4.8000%, 4/1/26	2,905,000	2,874,799
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,125,288
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,400,842
Trimble Inc, 6.1000%, 3/15/33	1,136,000	1,186,764
		101,734,871
Total Corporate Bonds (cost $991,942,132)		992,516,086
Mortgage-Backed Securities– 30.0%
Fannie Mae:
5.0000%, TBA, 30 Year Maturity	10,003,783	9,761,761
5.5000%, TBA, 30 Year Maturity	11,081,308	11,024,372
2.5000%, TBA, 30 Year Maturity	26,955,442	22,294,523
		43,080,656
Fannie Mae Pool:
3.0000%, 10/1/34	18,987	17,816
2.5000%, 11/1/34	1,782,864	1,638,623
3.0000%, 11/1/34	109,510	102,760
3.0000%, 12/1/34	105,333	98,833
2.5000%, 12/1/36	2,562,026	2,346,160
6.0000%, 2/1/37	601,274	627,863
4.5000%, 11/1/42	621,865	608,974
3.0000%, 1/1/43	126,070	112,923
3.0000%, 2/1/43	205,579	183,405
5.0000%, 7/1/44	3,113,222	3,104,796
4.5000%, 10/1/44	1,405,224	1,372,102
4.5000%, 3/1/45	2,221,622	2,169,257
4.0000%, 5/1/45	203,603	192,780
4.5000%, 6/1/45	1,106,801	1,078,910
4.5000%, 2/1/46	2,116,486	2,072,565
4.0000%, 10/1/47	1,104,863	1,040,501
4.0000%, 11/1/47	1,605,310	1,511,836
4.0000%, 1/1/48	895,036	842,897
3.0000%, 2/1/48	290,274	256,312
5.0000%, 5/1/48	530,258	526,159
4.5000%, 6/1/48	1,093,972	1,057,109
4.0000%, 7/1/48	1,339,899	1,259,588
4.0000%, 8/1/48	589,688	554,343
4.0000%, 9/1/48	1,429,654	1,346,372
4.0000%, 10/1/48	496,536	467,233
4.0000%, 11/1/48	1,572,696	1,478,432
4.0000%, 12/1/48	245,649	230,925
4.0000%, 2/1/49	935,576	879,499
3.5000%, 5/1/49	2,656,646	2,405,800
4.0000%, 6/1/49	200,058	187,845
4.5000%, 6/1/49	91,711	88,559
3.0000%, 8/1/49	1,443,976	1,246,912
3.0000%, 8/1/49	342,034	295,356
4.5000%, 8/1/49	137,463	132,739
3.0000%, 9/1/49	205,961	181,638
3.0000%, 9/1/49	11,847	10,332
4.0000%, 9/1/49	993,579	932,975
4.0000%, 11/1/49	3,296,552	3,098,963
4.0000%, 11/1/49	289,836	272,301
4.5000%, 1/1/50	2,621,121	2,532,798
4.5000%, 1/1/50	181,040	174,829
4.0000%, 3/1/50	4,839,345	4,553,751
4.0000%, 3/1/50	2,604,522	2,448,412
4.0000%, 3/1/50	1,001,789	941,744
4.0000%, 4/1/50	680,657	637,984
3.0000%, 7/1/50	19,737,554	17,176,249
3.0000%, 7/1/50	6,823,825	5,938,310
2.5000%, 8/1/50	768,002	648,569
4.0000%, 8/1/50	586,632	549,854
3.0000%, 9/1/50	929,846	808,605
4.0000%, 9/1/50	5,476,659	5,142,332
4.0000%, 10/1/50	5,282,986	4,963,369
4.5000%, 10/1/50	3,190,535	3,083,025
4.5000%, 12/1/50	4,538,354	4,382,654
3.5000%, 2/1/51	2,252,785	2,040,073
4.0000%, 3/1/51	13,575,239	12,746,528
4.0000%, 3/1/51	259,870	244,006

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 3/1/51	$131,114	$123,255
4.0000%, 8/1/51	2,426,350	2,280,919
4.0000%, 10/1/51	10,638,659	9,989,214
4.0000%, 10/1/51	1,903,501	1,787,300
3.0000%, 12/1/51	169,995	147,988
2.5000%, 1/1/52	4,877,013	4,094,329
3.5000%, 1/1/52	1,786,190	1,628,832
2.5000%, 2/1/52	23,293,203	19,540,569
2.5000%, 2/1/52	17,610,269	14,750,213
2.5000%, 2/1/52	7,966,186	6,630,902
3.5000%, 2/1/52	4,705,007	4,289,782
2.5000%, 3/1/52	9,836,527	8,250,256
2.5000%, 3/1/52	9,836,059	8,251,428
2.5000%, 3/1/52	7,388,054	6,176,716
2.5000%, 3/1/52	3,675,039	3,083,302
2.5000%, 3/1/52	820,847	688,474
2.5000%, 3/1/52	741,864	622,229
2.5000%, 3/1/52	694,085	582,265
2.5000%, 3/1/52	291,317	244,427
3.0000%, 3/1/52	3,807,504	3,318,635
3.0000%, 4/1/52	2,312,019	2,016,800
3.0000%, 4/1/52	1,977,283	1,723,255
3.0000%, 4/1/52	16,198	14,073
3.5000%, 4/1/52	2,762,271	2,514,121
3.5000%, 4/1/52	1,901,016	1,730,825
3.5000%, 4/1/52	1,488,389	1,355,476
3.5000%, 4/1/52	898,331	817,629
3.5000%, 4/1/52	504,154	459,208
3.5000%, 4/1/52	454,719	414,113
4.0000%, 4/1/52	1,990,286	1,862,215
4.5000%, 4/1/52	391,367	373,583
4.5000%, 4/1/52	331,195	316,145
4.5000%, 4/1/52	189,869	181,189
4.5000%, 4/1/52	172,447	164,563
4.5000%, 4/1/52	150,723	143,832
4.5000%, 4/1/52	97,057	92,621
2.5000%, 5/1/52	16,263,303	13,610,621
3.5000%, 5/1/52	1,398,923	1,273,033
4.5000%, 5/1/52	525,551	501,523
3.0000%, 6/1/52	4,949,489	4,283,972
3.5000%, 6/1/52	8,260,980	7,517,571
3.5000%, 6/1/52	4,623,308	4,212,729
3.0000%, 7/1/52	3,670,628	3,182,550
3.5000%, 7/1/52	1,199,418	1,091,482
3.5000%, 7/1/52	411,274	374,687
4.5000%, 7/1/52	2,199,233	2,099,670
3.5000%, 8/1/52	760,064	691,548
5.0000%, 9/1/52	3,596,855	3,516,350
5.5000%, 9/1/52	9,811,553	9,812,365
5.0000%, 10/1/52	1,654,653	1,625,325
5.0000%, 10/1/52	727,796	714,896
5.0000%, 11/1/52	4,009,973	3,938,898
5.5000%, 11/1/52	3,572,980	3,598,235
5.0000%, 1/1/53	1,134,825	1,114,710
5.0000%, 1/1/53	367,786	361,267
6.0000%, 1/1/53	3,083,727	3,122,638
5.0000%, 2/1/53	466,903	458,626
5.0000%, 3/1/53	995,422	970,820
5.0000%, 3/1/53	268,706	263,746
5.5000%, 3/1/53	396,498	397,056
5.0000%, 4/1/53	1,262,178	1,230,984
5.0000%, 4/1/53	519,818	510,222
5.0000%, 4/1/53	305,755	298,198
5.0000%, 4/1/53	260,658	254,216
5.5000%, 4/1/53	189,572	189,797
5.0000%, 5/1/53	264,812	259,924
5.5000%, 5/1/53	350,814	351,190
5.5000%, 5/1/53	182,748	182,944
5.0000%, 6/1/53	965,615	957,373
5.0000%, 6/1/53	380,795	372,960
5.0000%, 6/1/53	322,750	316,792
5.5000%, 6/1/53	9,501,752	9,560,198
5.5000%, 6/1/53	150,371	151,212
4.5000%, 7/1/53	2,127,224	2,057,599

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.0000%, 7/1/53	$3,448,802	$3,418,764
5.0000%, 7/1/53	755,900	750,569
5.5000%, 7/1/53	27,284,046	27,129,540
5.5000%, 7/1/53	431,378	431,744
5.5000%, 7/1/53	259,508	260,862
4.5000%, 8/1/53	1,402,452	1,356,549
5.0000%, 8/1/53	4,922,394	4,883,643
5.0000%, 8/1/53	324,723	318,967
5.0000%, 9/1/53	1,114,858	1,105,148
5.5000%, 9/1/53	7,717,402	7,756,241
6.0000%, 9/1/53	5,737,653	5,810,071
5.5000%, 11/1/53	2,286,762	2,322,848
5.0000%, 12/1/53	396,031	392,914
6.0000%, 1/1/54	2,471,212	2,502,403
5.0000%, 3/1/54	5,256,791	5,139,264
5.5000%, 3/1/54	4,178,648	4,244,422
3.5000%, 8/1/56	16,330,936	14,547,459
3.0000%, 2/1/57	9,369,997	8,035,903
3.0000%, 6/1/57	34,608	29,645
2.5000%, 3/1/62	16,089,961	12,788,046
		404,359,097
Freddie Mac Gold Pool:
4.0000%, 8/1/48	705,479	664,030
4.0000%, 9/1/48	453,635	426,988
		1,091,018
Freddie Mac Pool:
3.0000%, 5/1/31	6,441,047	6,150,067
3.0000%, 9/1/32	220,249	208,397
3.0000%, 10/1/32	270,716	255,813
3.0000%, 1/1/33	149,041	140,855
2.5000%, 12/1/33	5,461,876	5,142,788
3.0000%, 10/1/34	48,283	45,303
3.0000%, 10/1/34	23,133	21,707
2.5000%, 11/1/34	1,879,870	1,727,781
2.5000%, 11/1/34	639,109	587,402
2.5000%, 6/1/37	7,192,182	6,561,528
6.0000%, 4/1/40	1,000,477	1,044,857
4.5000%, 5/1/44	967,408	943,030
3.0000%, 1/1/46	85,526	76,572
4.0000%, 2/1/46	2,714,736	2,561,735
4.0000%, 3/1/47	6,649	6,288
4.0000%, 4/1/48	113,406	106,609
4.5000%, 7/1/48	667,134	644,654
5.0000%, 9/1/48	116,359	115,339
4.0000%, 11/1/48	141,000	132,549
4.0000%, 12/1/48	1,724,782	1,621,359
4.5000%, 6/1/49	110,783	106,974
4.0000%, 7/1/49	1,306,171	1,226,501
4.5000%, 7/1/49	901,914	870,902
4.5000%, 7/1/49	141,105	136,257
3.0000%, 8/1/49	443,957	383,369
4.5000%, 8/1/49	830,155	801,610
3.0000%, 12/1/49	659,134	574,851
3.0000%, 12/1/49	303,313	264,529
4.5000%, 1/1/50	562,087	542,759
4.5000%, 1/1/50	154,553	149,251
4.0000%, 3/1/50	1,663,678	1,563,960
4.0000%, 6/1/50	2,761,447	2,600,763
2.5000%, 8/1/50	385,129	325,356
2.5000%, 8/1/50	148,287	125,226
2.5000%, 9/1/50	713,782	602,559
4.5000%, 9/1/50	4,913,247	4,747,688
4.0000%, 10/1/50	433,143	406,701
4.5000%, 10/1/50	2,661,702	2,570,386
4.0000%, 11/1/50	2,996,619	2,813,689
2.5000%, 9/1/51	9,340,866	7,820,188
2.5000%, 10/1/51	11,770,264	9,844,074
2.5000%, 11/1/51	6,068,865	5,104,313
2.5000%, 1/1/52	1,470,704	1,234,714
2.5000%, 1/1/52	916,962	769,542
2.5000%, 2/1/52	2,204,272	1,849,154
3.0000%, 2/1/52	1,050,261	915,493
3.0000%, 2/1/52	695,737	607,006
2.5000%, 3/1/52	9,442,261	7,885,333

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 3/1/52	$358,867	$300,995
3.0000%, 3/1/52	1,289,385	1,124,844
4.5000%, 3/1/52	81,534	77,829
3.5000%, 4/1/52	1,920,078	1,750,925
3.5000%, 4/1/52	1,017,463	926,058
3.5000%, 4/1/52	991,491	902,420
3.5000%, 4/1/52	313,549	285,549
3.5000%, 4/1/52	296,478	270,240
2.5000%, 5/1/52	3,949,870	3,305,928
3.0000%, 6/1/52	11,438,100	9,979,348
4.5000%, 8/1/52	7,412,001	7,075,561
5.5000%, 9/1/52	2,204,067	2,217,465
5.0000%, 10/1/52	5,003,036	4,914,360
5.0000%, 10/1/52	3,256,401	3,198,683
5.0000%, 10/1/52	100,276	98,499
5.5000%, 10/1/52	125,931	126,845
5.0000%, 1/1/53	211,933	208,177
5.0000%, 1/1/53	183,925	180,665
6.0000%, 1/1/53	4,667,843	4,713,702
6.0000%, 1/1/53	1,512,277	1,531,359
5.0000%, 3/1/53	1,574,626	1,535,709
5.0000%, 3/1/53	777,379	763,028
5.0000%, 3/1/53	752,174	738,288
5.0000%, 3/1/53	292,170	284,949
5.0000%, 4/1/53	930,552	911,405
5.0000%, 5/1/53	4,597,988	4,503,378
5.0000%, 5/1/53	1,924,073	1,884,483
5.0000%, 5/1/53	1,088,808	1,066,404
5.0000%, 5/1/53	207,366	203,538
5.5000%, 5/1/53	1,885,827	1,889,843
5.5000%, 5/1/53	786,002	786,844
5.0000%, 6/1/53	1,505,628	1,474,648
5.0000%, 6/1/53	727,413	709,424
5.0000%, 6/1/53	714,624	696,939
5.0000%, 6/1/53	698,385	681,125
5.0000%, 6/1/53	569,447	555,365
5.0000%, 6/1/53	431,507	420,842
5.0000%, 6/1/53	402,853	392,897
5.0000%, 6/1/53	270,489	263,795
5.5000%, 6/1/53	1,801,410	1,803,341
5.5000%, 6/1/53	688,762	684,862
5.5000%, 6/1/53	567,017	563,806
5.5000%, 6/1/53	544,444	541,361
5.5000%, 6/1/53	439,590	437,093
5.0000%, 7/1/53	2,765,308	2,702,150
5.0000%, 7/1/53	1,294,523	1,283,248
5.0000%, 7/1/53	914,013	906,211
5.0000%, 7/1/53	869,708	848,213
5.5000%, 7/1/53	1,940,364	1,942,010
5.5000%, 7/1/53	1,339,854	1,332,267
5.5000%, 7/1/53	1,247,681	1,248,739
5.0000%, 8/1/53	13,052,338	12,949,586
5.0000%, 9/1/53	272,143	269,306
5.5000%, 9/1/53	1,650,411	1,672,103
6.0000%, 9/1/53	12,761,788	13,039,788
6.0000%, 10/1/53	7,174,891	7,266,093
6.5000%, 11/1/53	5,083,931	5,243,017
5.5000%, 4/1/54	1,118,833	1,136,641
		203,759,972
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	4,526,907	4,448,736
4.5000%, TBA, 30 Year Maturity	9,618,566	9,240,133
2.5000%, TBA, 30 Year Maturity	27,828,765	23,711,750
4.0000%, TBA, 30 Year Maturity	11,354,740	10,628,820
		48,029,439
Ginnie Mae I Pool:
4.0000%, 8/15/47	427,070	404,667
4.0000%, 11/15/47	381,750	360,732
4.0000%, 12/15/47	1,190,572	1,125,024
		1,890,423
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,026,142	8,972,427
4.0000%, 8/20/47	289,782	274,774

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
4.0000%, 8/20/47	$110,576	$104,849
4.5000%, 2/20/48	1,329,000	1,292,494
4.0000%, 5/20/48	5,600,111	5,295,495
4.5000%, 5/20/48	481,872	468,523
4.0000%, 6/20/48	1,582,706	1,496,615
5.0000%, 8/20/48	1,524,040	1,519,468
3.5000%, 5/20/49	13,293,087	12,207,000
2.5000%, 3/20/51	12,660,510	10,806,970
3.0000%, 4/20/51	4,452,932	3,937,052
3.0000%, 7/20/51	6,719,616	5,930,085
3.0000%, 8/20/51	19,264,243	17,014,574
2.5000%, 1/20/52	13,297,438	11,161,709
		80,482,035
Total Mortgage-Backed Securities (cost $812,209,401)		782,692,640
United States Treasury Notes/Bonds– 2.0%
4.2500%, 2/28/29	28,695,000	28,843,859
4.0000%, 2/15/34	14,325,200	14,087,939
4.5000%, 2/15/44#	7,552,000	7,593,300
Total United States Treasury Notes/Bonds (cost $50,436,775)		50,525,098
Investment Companies– 5.7%
Money Markets – 5.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $148,328,361)	148,311,936	148,341,599
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	7,983,248	7,983,248
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,995,812	1,995,812
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,979,060)		9,979,060
Total Investments (total cost $2,770,305,617) – 104.3%		2,720,633,123
Liabilities, net of Cash, Receivables and Other Assets – (4.3)%		(111,165,622)
Net Assets – 100%		$2,609,467,501

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,647,839,107	97.3%
Canada	19,981,035	0.7
United Kingdom	19,923,419	0.7
France	16,191,138	0.6
Switzerland	9,369,141	0.4
Japan	7,329,283	0.3

Total	$2,720,633,123	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 5.7%
Money Markets - 5.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$8,369,856	$11,595	$(11,920)	$148,341,599
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	329,417∆	-	-	7,983,248
Total Affiliated Investments - 6.0%	$8,699,273	$11,595	$(11,920)	$156,324,847

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 5.7%
Money Markets - 5.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	251,620,828	999,221,065	(1,102,499,969)	148,341,599
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	678,968	324,464,756	(317,160,476)	7,983,248

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	60	6/28/24	$6,647,813	$39,844
2 Year US Treasury Note	2,273	7/3/24	464,792,987	(142,063)
5 Year US Treasury Note	5,228	7/3/24	559,477,688	1,581,417
Ultra Long Term US Treasury Bond	608	6/28/24	78,432,000	1,108,396
US Treasury Long Bond	2,203	6/28/24	265,323,813	3,860,219
Total - Futures Long				6,447,813
Futures Short:
Ultra 10-Year Treasury Note	2,007	6/28/24	(230,021,016)	(1,541,232)
Total				$4,906,581

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$1,387,123,290
Average notional amount of contracts - short	176,798,623

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $991,116,333, which represents 38.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$736,578,640	$-
Corporate Bonds	-	992,516,086	-
Mortgage-Backed Securities	-	782,692,640	-
United States Treasury Notes/Bonds	-	50,525,098	-
Investment Companies	-	148,341,599	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,979,060	-
Total Investments in Securities	$-	$2,720,633,123	$-
Other Financial Instruments(a):
Futures Contracts	6,589,876	-	-
Total Assets	$6,589,876	$2,720,633,123	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,683,295	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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